Condensed consolidating financial statements (Notes)	12 Months Ended
Dec. 31, 2013
Condensed Consolidated Financial Statements [Abstract]
Condensed consolidating financial statements
Condensed consolidating financial statements
The Senior Notes are guaranteed by our domestic subsidiaries which are 100% owned, directly or indirectly, by the Company. The guarantees are full and unconditional, joint and several and on an unsecured basis.

Condensed consolidating statements of operations and comprehensive income

	December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,142,000	$510,460	$(127,649)	$1,524,811
Cost of sales	—	804,413	370,517	(125,344)	1,049,586
Gross profit	—	337,587	139,943	(2,305)	475,225
Operating expenses
Selling, general and administrative expenses	—	211,863	57,806	—	269,669
Other operating expense	—	2,821	493	—	3,314
Total operating expenses	—	214,684	58,299	—	272,983
Earnings from equity investment	—	7,312	—		7,312
Equity earnings from affiliate, net of tax	142,799	53,520	—	(196,319)	—
Operating income	142,799	183,735	81,644	(198,624)	209,554
Other expense (income)
Interest expense	18,251	101	18	—	18,370
Interest income with affiliate	—	(3,987)	—	3,987	—
Interest expense with affiliate	—	—	3,987	(3,987)	—
Foreign exchange (gains) losses and other, net	—	(624)	3,577	—	2,953
Deferred loan costs written off	2,149	—	—	—	2,149
Total other expense (income)	20,400	(4,510)	7,582	—	23,472
Income before income taxes	122,399	188,245	74,062	(198,624)	186,082
Provision for income tax expense	(7,140)	45,446	18,172	—	56,478
Net income	129,539	142,799	55,890	(198,624)	129,604
Less: Income attributable to noncontrolling interest	—	—	65	—	65
Net income attributable to common stockholders	129,539	142,799	55,825	(198,624)	129,539

Other comprehensive income, net of tax:
Net income	129,539	142,799	55,890	(198,624)	129,604
Change in foreign currency translation, net of tax of $0	7,525	7,525	7,525	(15,050)	7,525
Change in pension liability	223	223	223	(446)	223
Comprehensive income	137,287	150,547	63,638	(214,120)	137,352
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	72	—	72
Comprehensive income attributable to common stockholders	$137,287	$150,547	$63,710	$(214,120)	$137,424

Condensed consolidating statements of operations and comprehensive income

	December 31, 2012
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,072,732	$474,864	$(132,663)	$1,414,933
Cost of sales	—	742,473	340,240	(130,837)	951,876
Gross profit	—	330,259	134,624	(1,826)	463,057
Operating expenses
Selling, general and administrative expenses	—	176,417	48,851	—	225,268
Contingent consideration (benefit)	—	(4,568)	—	—	(4,568)
Other operating expense (income)	—	3,446	(1,969)	—	1,477
Total operating expenses	—	175,295	46,882	—	222,177
Equity earnings from affiliate, net of tax	157,847	58,417	—	(216,264)	—
Operating income	157,847	213,381	87,742	(218,090)	240,880
Other expense (income)
Interest expense	15,997	361	14	—	16,372
Interest income with affiliate	(6,164)	—	—	6,164	—
Interest expense with affiliate	—	—	6,164	(6,164)	—
Foreign exchange (gains) losses and other, net	—	(21)	1,734	—	1,713
Total other expense (income)	9,833	340	7,912	—	18,085
Income before income taxes	148,014	213,041	79,830	(218,090)	222,795
Provision for income tax expense	(3,442)	55,194	19,513	—	71,265
Net income	151,456	157,847	60,317	(218,090)	151,530
Less: Income attributable to noncontrolling interest	—	—	74	—	74
Net income attributable to common stockholders	151,456	157,847	60,243	(218,090)	151,456

Other comprehensive income, net of tax:
Net income	151,456	157,847	60,317	(218,090)	151,530
Change in foreign currency translation, net of tax of $0	15,887	15,887	15,887	(31,774)	15,887
Comprehensive income	167,343	173,734	76,204	(249,864)	167,417
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	(44)	—	(44)
Comprehensive income attributable to common stockholders	$167,343	$173,734	$76,160	$(249,864)	$167,373

Condensed consolidating statements of operations and comprehensive income

	December 31, 2011
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$848,640	$384,114	$(104,623)	$1,128,131
Cost of sales	—	588,781	280,579	(103,690)	765,670
Gross profit	—	259,859	103,535	(933)	362,461
Operating expenses
Selling, general and administrative expenses	—	142,468	44,306	—	186,774
Contingent consideration expense	—	12,100	—	—	12,100
Other operating expense	—	2,227	747	—	2,974
Total operating expenses	—	156,795	45,053	—	201,848
Equity earnings from affiliate, net of tax	99,284	35,617	—	(134,901)	—
Operating income	99,284	138,681	58,482	(135,834)	160,613
Other expense (income)
Interest expense	19,130	374	28	—	19,532
Interest income with affiliate	(9,989)	—	—	9,989	—
Interest expense with affiliate	—	—	9,989	(9,989)	—
Foreign exchange (gains) losses and other, net	—	1,160	(782)	—	378
Total other expense (income)	9,141	1,534	9,235	—	19,910
Income before income taxes	90,143	137,147	49,247	(135,834)	140,703
Provision for income tax expense	(3,199)	37,863	12,446	—	47,110
Net income	93,342	99,284	36,801	(135,834)	93,593
Less: Income attributable to noncontrolling interest	—	—	251	—	251
Net income attributable to common stockholders	93,342	99,284	36,550	(135,834)	93,342

Other comprehensive income, net of tax:
Net income	93,342	99,284	36,801	(135,834)	93,593
Change in foreign currency translation, net of tax of $0	(5,094)	(5,094)	(5,094)	10,188	(5,094)
Gain on derivative instruments, net of tax of $768	1,426	—	—	—	1,426
Comprehensive income	89,674	94,190	31,707	(125,646)	89,925
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	(85)	—	(85)
Comprehensive income attributable to common stockholders	$89,674	$94,190	$31,622	$(125,646)	$89,840

Condensed consolidating balance sheets

	December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$—	$39,582	$—	$39,582
Accounts receivable—trade, net	—	172,563	77,709	—	250,272
Inventories	—	310,191	135,924	(5,066)	441,049
Other current assets	63	41,495	37,007	—	78,565
Total current assets	63	524,249	290,222	(5,066)	809,468
Property and equipment, net of accumulated depreciation	—	143,180	37,112	—	180,292
Intangibles	—	220,980	74,372	—	295,352
Goodwill	—	526,083	276,235	—	802,318
Investment in unconsolidated subsidiary	—	60,292	—	—	60,292
Investment in affiliates	1,209,699	454,024	—	(1,663,723)	—
Long-term loan and advances to affiliates	623,337	97,316	—	(720,653)	—
Other long-term assets	15,658	4,168	1,321	—	21,147
Total assets	$1,848,757	$2,030,292	$679,262	$(2,389,442)	$2,168,869
Liabilities and equity
Current liabilities
Accounts payable—trade	$—	$69,467	$30,754	$—	$100,221
Accrued liabilities	7,194	43,693	45,642	—	96,529
Current portion of debt and other current liabilities	—	9,217	14,016	—	23,233
Total current liabilities	7,194	122,377	90,412	—	219,983
Long-term debt, net of current portion	511,208	824	45	—	512,077
Long-term loans and payables to affiliates	—	619,778	100,875	(720,653)	—
Other long-term liabilities	—	77,614	28,229	—	105,843
Total liabilities	518,402	820,593	219,561	(720,653)	837,903

Total stockholder's equity	1,330,355	1,209,699	459,090	(1,668,789)	1,330,355
Noncontrolling interest in subsidiary	—	—	611	—	611
Equity	1,330,355	1,209,699	459,701	(1,668,789)	1,330,966
Total liabilities and equity	$1,848,757	$2,030,292	$679,262	$(2,389,442)	$2,168,869

Condensed consolidating balance sheets

	December 31, 2012
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$8,092	$32,971	$—	$41,063
Accounts receivable—trade, net	—	167,949	60,998	—	228,947
Inventories	—	343,828	114,060	(2,759)	455,129
Other current assets	48	40,061	9,629	—	49,738
Total current assets	48	559,930	217,658	(2,759)	774,877
Property and equipment, net of accumulated depreciation	—	118,646	34,337	—	152,983
Intangibles	—	226,933	30,486	—	257,419
Goodwill	—	487,778	208,021	—	695,799
Investment in affiliates	1,059,017	392,622	—	(1,451,639)	—
Long-term advances to affiliates	515,088	—	—	(515,088)	—
Other long-term assets	8,045	2,926	931	—	11,902
Total assets	$1,582,198	$1,788,835	$491,433	$(1,969,486)	$1,892,980
Liabilities and equity
Current liabilities
Accounts payable—trade	$—	$72,820	$26,170	$—	$98,990
Accrued liabilities	1,282	54,363	30,248	—	85,893
Current portion of debt and other current liabilities	19,464	48,204	20,516	—	88,184
Total current liabilities	20,746	175,387	76,934	—	273,067
Long-term debt, net of current portion	399,980	197	24	—	400,201
Long-term payables to affiliates	—	503,585	11,503	(515,088)	—
Other long-term liabilities	—	50,649	6,908	—	57,557
Total liabilities	420,726	729,818	95,369	(515,088)	730,825

Total stockholder's equity	1,161,472	1,059,017	395,381	(1,454,398)	1,161,472
Noncontrolling interest in subsidiary	—	—	683	—	683
Equity	1,161,472	1,059,017	396,064	(1,454,398)	1,162,155
Total liabilities and equity	$1,582,198	$1,788,835	$491,433	$(1,969,486)	$1,892,980

Condensed consolidating statements of cash flows

	Year ended December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(3,683)	$157,198	$57,878	$—	$211,393
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(54,389)	(127,329)	—	(181,718)
Investment in unconsolidated subsidiary	—	(48,013)	—	—	(48,013)
Capital expenditures for property and equipment	—	(48,270)	(11,993)	—	(60,263)
Long-term loans and advances to affiliates	(77,933)	(97,316)	—	175,249	—
Other	—	392	572	—	964
Net cash provided by (used in) investing activities	(77,933)	(247,596)	(138,750)	175,249	(289,030)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	54,389	127,329	—	181,718
Borrowings under Credit Facility	402,748	(52,184)	(127,329)	—	223,235
Issuance of Senior Notes	403,250	—	—	—	403,250
Repayment of long-term debt	(713,521)	(1,639)	29	—	(715,131)
Long-term loans and advances to affiliates	—	86,897	88,352	(175,249)	—
Deferred financing costs	(12,003)	—	—	—	(12,003)
Payment of contingent consideration	—	(11,435)	—	—	(11,435)
Other	1,142	6,278	—	—	7,420
Net cash provided by (used in) financing activities	81,616	82,306	88,381	(175,249)	77,054
Effect of exchange rate changes on cash	—	—	(898)	—	(898)
Net increase (decrease) in cash and cash equivalents	—	(8,092)	6,611	—	(1,481)
Cash and cash equivalents
Beginning of period	—	8,092	32,971	—	41,063
End of period	$—	$—	$39,582	$—	$39,582

Condensed consolidating statements of cash flows

	Year ended December 31, 2012
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(6,078)	$79,366	$64,653	$—	$137,941
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(139,889)	—	—	(139,889)
Capital expenditures for property and equipment	—	(36,354)	(13,331)	—	(49,685)
Long-term loans and advances to affiliates	(69,701)	—	—	69,701	—
Other	—	2,296	2,755	—	5,051
Net cash provided by (used in) investing activities	(69,701)	(173,947)	(10,576)	69,701	(184,523)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	139,889	—	—	139,889
Borrowings under Credit Facility	203,155	(139,758)	—	—	63,397
Repayment of long-term debt	(448,118)	(5,655)	(246)	—	(454,019)
Long-term loans and advances to affiliates	—	110,111	(40,410)	(69,701)	—
Proceeds from IPO	256,381	—	—	—	256,381
Proceeds from concurrent private placement	50,000	—	—	—	50,000
Payment of contingent consideration	—	(11,100)	—	—	(11,100)
Proceeds from stock issuance	14,432	—	—	—	14,432
Other	(71)	6,873	—	—	6,802
Net cash provided by (used in) financing activities	75,779	100,360	(40,656)	(69,701)	65,782
Effect of exchange rate changes on cash	—	—	1,315	—	1,315
Net increase (decrease) in cash and cash equivalents	—	5,779	14,736	—	20,515
Cash and cash equivalents
Beginning of period	—	2,313	18,235	—	20,548
End of period	$—	$8,092	$32,971	$—	$41,063

Condensed consolidating statements of cash flows

	Year ended December 31, 2011
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(424)	$37,573	$2,126	$—	$39,275
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(430,685)	(79,172)	—	(509,857)
Capital expenditures for property and equipment	—	(28,402)	(12,761)	—	(41,163)
Long-term loans and advances to affiliates	(507,705)	—	—	507,705	—
Other	—	3,537	919	(3,550)	906
Net cash provided by (used in) investing activities	(507,705)	(455,550)	(91,014)	504,155	(550,114)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	430,685	79,172	—	509,857
Borrowings under Credit Facility	519,045	(429,659)	(78,896)	—	10,490
Repayment of long-term debt	(61,973)	—	—	—	(61,973)
Long-term loans and advances to affiliates	—	416,034	91,671	(507,705)	—
Proceeds from stock issuance	57,046	—	—	—	57,046
Other	(5,989)	717	(3,550)	3,550	(5,272)
Net cash provided by (used in) financing activities	508,129	417,777	88,397	(504,155)	510,148
Effect of exchange rate changes on cash	—	—	891	—	891
Net increase (decrease) in cash and cash equivalents	—	(200)	400	—	200
Cash and cash equivalents
Beginning of period	—	2,513	17,835	—	20,348
End of period	$—	$2,313	$18,235	$—	$20,548